CALAMOS® FAMILY OF FUNDS

Supplement dated March 14, 2016 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, and C and Class I and R, both dated February 29, 2016,

and the Statement of Additional Information, dated February 29, 2016,

Effective March 4, 2016, the Total Return Bond Fund is jointly managed by John P. Calamos, Sr., John Hillenbrand, Eli Pars, Jon Vacko, Jeremy Hughes, and Chuck Carmody. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Total Return Bond Fund’s portfolio managers on page 50 of the Class A, B and C Prospectus, and on page 47 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER

John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	7 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	1 year	SVP, Sr. Co-Portfolio Manager
Jeremy Hughes	2.5 years	SVP, Co-Portfolio Manager
Chuck Carmody	since February 29, 2016	VP, Co-Portfolio Manager

Effective March 4, 2016, the High Income Fund is jointly managed by John P. Calamos, Sr., John Hillenbrand, Eli Pars, Jon Vacko, Jeremy Hughes, and Chuck Carmody. Accordingly, effective immediately, any conflicting information in the Class A, B and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the High Income Fund’s portfolio managers on page 54 of the Class A, B and C Prospectus, and on page 51 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER

John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	12 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	1 year	SVP, Sr. Co-Portfolio Manager
Jeremy Hughes	2.5 years	SVP, Co-Portfolio Manager
Chuck Carmody	since February 29, 2016	VP, Co-Portfolio Manager

Calamos Total Return Bond Fund

The third paragraph in the section titled Principal Investment Strategies on page 47 of the Class A, B and C Prospectus, and on page 44 of the Class I and R Prospectus is deleted and replaced with the following:

The Fund’s investment adviser seeks to lower the risks of investing in securities by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Please retain this supplement for future reference.

MFSPT 03/16